[redacted]

15008264

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 15 2015

Washington, DC 20549

CERT NAS
File No. 001-37556

Electronic Mail Only

September 15, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 15, 2015 The Nasdaq Stock Market (the "Exchange") received from Stericycle, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Depositary Shares, each representing a 1/10th interest in a share of 5.25%
Series A Mandatory Convertible Preferred Stock, $0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,